PROPERTY, PLANT AND EQUIPMENT, NET (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Property, plant and equipment
Total Cost	¥ 750,728,416	$ 105,739,375	¥ 730,447,603	$ 115,063,735	¥ 398,325,573
Less: accumulated depreciation	(163,469,667)	(23,024,545)	(150,402,597)	(23,692,164)	(132,228,718)
Less: asset impairment	(29,891,896)	(4,210,245)	(29,891,896)	(4,708,720)	(29,891,896)
Property and equipment, net	557,366,853	78,504,585	550,153,110	86,662,851	236,204,959
Construction in progress
Property, plant and equipment
Total Cost	333,446,243	46,965,583	318,000,074	50,092,951	40,158,349
Plant and buildings
Property, plant and equipment
Total Cost	183,372,813	25,827,884	170,206,987	26,811,850	153,845,452
Machinery and equipment
Property, plant and equipment
Total Cost	193,846,868	27,303,145	194,875,303	30,697,726	174,933,799
Electronic equipment
Property, plant and equipment
Total Cost	10,794,907	1,520,452	10,107,578	1,592,196	8,442,743
Motor vehicles
Property, plant and equipment
Total Cost	3,027,767	426,458	2,978,155	469,134	2,814,066
Office equipment and furniture
Property, plant and equipment
Total Cost	21,612,891	3,044,155	29,888,526	4,708,189	14,241,207
Leasehold improvements
Property, plant and equipment
Total Cost	¥ 4,626,927	$ 651,698	¥ 4,390,980	$ 691,689	¥ 3,889,957